Property, Plant and Equipment	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Property, Plant and Equipment
Property and equipment consisted of the following:

(in thousands)	As of December 31,
	2010	2009
Land and improvements	$11,835	$11,865
Buildings and improvements	128,315	111,192
Equipment	116,916	117,590
Computer software	129,312	113,732

Total	386,378	354,379
Accumulated depreciation	172,247	145,695

Property and equipment	$214,131	$208,684